Profit before tax (Tables)	12 Months Ended
Oct. 31, 2019
Disclosure of Profit before tax [Abstract]
Profit Before Tax
The (loss)/profit before tax is stated after charging/(crediting) the following operating costs/(gains) classified by the nature of the costs/(gains):

		12 months ended October 31, 2019	18 months ended October 31, 2018	12 months ended April 30, 2017
	Note	$m	$m	$m
Staff costs	33	1,409.0	2,095.0	480.7
Depreciation of property, plant and equipment:
- owned assets	12	52.6	71.2	9.7
- leased assets	12	13.9	17.4	-
Loss on disposal of property, plant and equipment	12	3.6	4.7	0.5
Amortization of intangibles	11	716.5	903.1	206.7
Inventories
– cost of inventories recognized as a debit (included in cost of sales)	15	0.1	0.3	-
Operating lease rentals payable:
- plant and machinery		7.0	8.8	2.9
- property		58.9	85.3	18.4
Provision for receivables impairment	16	16.0	40.0	2.0
Foreign exchange gain on derivative financial instruments		(6.9)	-	-
Foreign exchange loss/(gain)		18.2	(37.4)	(2.9)